LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communications - 12.0%
Cable & Satellite - 2.1%
Liberty Global Ltd. - Class C (a)	784,762	$ 14,557,335

Internet Media & Services - 9.9%
Expedia Group, Inc. (a)	205,874	28,167,681
Uber Technologies, Inc. (a)	488,882	38,866,119
		67,033,800
Consumer Discretionary - 9.6%
Automotive - 2.7%
Adient plc (a)	143,055	4,855,287
Lear Corporation	98,092	13,472,936
		18,328,223
E-Commerce Discretionary - 3.4%
eBay, Inc.	485,614	22,959,830

Home & Office Products - 1.6%
Whirlpool Corporation	103,435	11,107,885

Retail - Discretionary - 1.9%
Lithia Motors, Inc.	43,604	13,040,212

Energy - 4.2%
Oil & Gas Producers - 4.2%
Suncor Energy, Inc.	834,373	28,669,056

Financials - 16.4%
Asset Management - 6.6%
Affiliated Managers Group, Inc.	76,413	11,944,116
Ameriprise Financial, Inc.	81,252	33,098,815
		45,042,931
Insurance - 4.8%
Assurant, Inc.	97,815	17,748,532
Primerica, Inc.	59,419	14,573,104
		32,321,636
Specialty Finance - 5.0%
AerCap Holdings N.V. (a)	289,759	22,363,600
Air Lease Corporation	198,825	7,972,882
Bread Financial Holdings, Inc.	86,618	3,315,737
		33,652,219
Health Care - 11.4%
Health Care Facilities & Services - 11.4%
Centene Corporation (a)	303,198	23,779,819
Cigna Group (The)	86,152	28,959,133
HCA Healthcare, Inc.	79,882	24,899,220
		77,638,172

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 10.6%
Industrial Support Services - 10.6%
United Rentals, Inc.	85,559	$ 59,315,488
WESCO International, Inc.	82,707	12,363,869
		71,679,357
Materials - 5.7%
Chemicals - 3.7%
Celanese Corporation	166,292	25,271,395

Containers & Packaging - 2.0%
Berry Global Group, Inc.	229,330	13,349,300

Technology - 25.6%
Software - 3.7%
Concentrix Corporation	84,643	6,132,385
Gen Digital, Inc.	890,525	19,137,382
		25,269,767
Technology Hardware - 10.0%
Arrow Electronics, Inc. (a)	126,484	14,861,870
F5, Inc. (a)	98,842	18,505,199
Flex Ltd. (a)	846,437	23,827,202
TD SYNNEX Corporation	103,480	10,751,572
		67,945,843
Technology Services - 11.9%
Fidelity National Information Services, Inc.	542,871	37,561,245
Global Payments, Inc.	215,540	27,955,538
WEX, Inc. (a)	69,403	15,249,921
		80,766,704
Utilities - 3.3%
Electric Utilities - 3.3%
NRG Energy, Inc.	402,417	22,261,708

Total Common Stocks (Cost $472,080,118)		$ 670,895,373

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.24% (b) (Cost $7,729,235)	7,729,235	$ 7,729,235

Investments at Value - 99.9% (Cost $479,809,353)		$ 678,624,608

Other Assets in Excess of Liabilities - 0.1%		595,061

Net Assets - 100.0%		$ 679,219,669

N.V. - Naamloze Vennootschap
plc - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 29, 2024.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Bermuda - 3.7%
Liberty Global Ltd. - Class C (a)	24,943	$ 462,692

Canada - 10.1%
Linamar Corporation	4,442	217,389
Open Text Corporation	12,634	485,835
Suncor Energy, Inc.	16,359	562,095
		1,265,319
Finland - 2.5%
Konecranes OYJ	6,057	312,132

France - 20.5%
ALD S.A.	40,461	248,119
Bollore SE	90,273	619,096
Elis S.A.	16,027	366,098
Rexel S.A.	20,872	535,832
SPIE S.A.	11,920	397,061
Teleperformance SE	3,110	386,149
		2,552,355
Germany - 0.5%
Auto1 Group SE (a)	16,577	62,186

Hong Kong - 3.4%
CK Hutchison Holdings Ltd.	83,665	422,599

Isle of Man - 2.7%
Entain plc	29,194	336,888

Japan - 14.5%
Air Water, Inc.	16,850	243,122
Kinden Corporation	14,814	252,577
Kyudenko Corporation	5,237	203,729
Nintendo Company Ltd. - ADR	41,584	578,433
SK Kaken Company Ltd.	693	36,336
Sony Group Corporation	5,717	492,526
		1,806,723
Netherlands - 18.1%
AerCap Holdings N.V. (a)	7,608	587,186
CNH Industrial N.V.	34,447	411,642
Euronext N.V.	6,716	618,979
Exor N.V.	5,875	634,623
		2,252,430
South Korea - 4.5%
Samsung Electronics Company Ltd.	417	567,120

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Spain - 2.6%
Grupo Catalana Occidente S.A.	8,778	$ 320,448

Switzerland - 3.6%
Julius Baer Group Ltd.	8,270	443,063

United Kingdom - 8.8%
Ashtead Group plc	8,177	588,155
Babcock International Group plc	37,779	234,343
Vistry Group plc	21,056	280,217
		1,102,715

Total Common Stocks (Cost $11,338,657)		$ 11,906,670

PREFERRED STOCKS - 4.3%	Shares	Value
Germany - 4.3%
Volkswagon AG, 8.760% (Cost $539,754)	3,912	$ 531,276

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.24% (c) (Cost $4,133)	4,133	$ 4,133

Investments at Value - 99.8% (Cost $11,882,544)		$ 12,442,079

Other Assets in Excess of Liabilities - 0.2%		19,429

Net Assets - 100.0%		$ 12,461,508

ADR - American Depositary Receipt
AG - Aktiengesellschaft
N.V. - Naamloze Vennootschap
OYJ - Julkinen Osakeyhtio
plc - Public Limited Company
S.A. - Societe Anonyme
SE - Societe Europaea

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of February 29, 2024.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
February 29, 2024 (Unaudited)

Common and Preferred Stocks by Sector/Industry	% of Net Assets
Communications - 9.2%
Cable & Satellite	3.7%
Entertainment Content	5.0%
Internet Media & Services	0.5%
Consumer Discretionary - 13.0%
Automotive	6.0%
Home Construction	2.3%
Leisure Facilities & Services	2.7%
Retail - Discretionary	2.0%
Consumer Staples - 3.4%
Retail - Consumer Staples	3.4%
Energy - 4.5%
Oil & Gas Producers	4.5%
Financials - 20.9%
Asset Management	8.6%
Institutional Financial Services	5.0%
Insurance	2.6%
Specialty Finance	4.7%
Industrials - 26.5%
Commercial Support Services	2.9%
Engineering & Construction	6.9%
Industrial Support Services	9.0%
Machinery	5.8%
Transportation & Logistics	1.9%
Materials - 2.2%
Chemicals	2.2%
Technology - 20.1%
Software	3.9%
Technology Hardware	13.1%
Technology Services	3.1%
99.8%